TREASURY STOCKS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 16, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Treasury Stock
Payments for Repurchase of Common Stock		$ 25,780	¥ 178,991
Class A Ordinary shares
Treasury Stock
Repurchase of common stock (note 21) (in shares)		25,368,080	25,368,080
Share Repurchase Plan
Treasury Stock
Payments for Repurchase of Common Stock		$ 27,266	¥ 178,991
Share Repurchase Plan | ADS
Treasury Stock
Repurchase of common stock (note 21) (in shares)		2,536,808	2,536,808
Repurchased average price per share | $ / shares		$ 10.7483
Share Repurchase Plan | ADS | Maximum
Treasury Stock
Stock repurchase program, authorized amount | $	$ 100,000
Stock Repurchase Program, Period in Force	1 year
Share Repurchase Plan | Class A Ordinary shares
Treasury Stock
Repurchase of common stock (note 21) (in shares)		25,368,080	25,368,080
Repurchased average price per share | $ / shares		$ 1.0748